Material related party transactions - Summary of Other Transactions With Related Parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Sales of goods to:	¥ 92	¥ 2,620
Service rendered to:	8,165	13,138
Purchases of goods or services from:	45,745	119,195
Disposal of property and equipment to:	1,900	600
Yutong Affiliates [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to:	92
Service rendered to:	2,107	6,660
Purchases of goods or services from:	13,366	53,638
Cost of goods sold	7,300	6,100
Yuji Affiliates [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods or services from:	32,379	65,557
Payments made on behalf of customers to:	2,734	41,500
Disposal of property and equipment to:	1,431
Alliance Affiliates [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to:		2,620
Service rendered to:	¥ 6,058	¥ 6,478